Income Taxes Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Summary of income before income taxes by geography	The following is a summary of our income before taxes by geography:

	Year Ended June 30,
	2014	2013	2012
U.S.	$14,382	$8,730	$10,851
Non-U.S.	42,228	32,002	44,994
Total	$56,610	$40,732	$55,845

Components of the provision (benefit) for income taxes
The components of the provision (benefit) for income taxes are as follows:

	Year Ended June 30,
	2014	2013	2012
Current:
U.S. Federal	$10,742	$7,120	$9,053
U.S. State	3,576	1,458	2,525
Non-U.S.	8,273	3,477	4,559
Total current	22,591	12,055	16,137
Deferred:
U.S. Federal	(3,754)	(274)	(2,151)
U.S. State	(897)	(163)	(625)
Non-U.S.	(7,350)	(2,231)	(1,510)
Total deferred	(12,001)	(2,668)	(4,286)
Total	$10,590	$9,387	$11,851

Reconciliation of the standard U.S. statutory tax rate and the Company's effective tax rate
The following is a reconciliation of the standard U.S. statutory tax rate and our effective tax rate:

	Year Ended June 30,
	2014	2013	2012
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal effect	3.1	2.1	2.2
Tax rate differential on non-U.S. earnings	(19.3)	(23.8)	(21.3)
Compensation related items	4.3	6.5	6.1
Increase in valuation allowance	4.8	5.0	1.6
Tax benefit from Canadian tax currency election	—	(4.7)	—
Net tax (benefit) expense on IP transfer	(16.1)	3.7	1.6
Nondeductible loss on investment in Namex	3.8	—	—
Other	3.1	(0.8)	(4.0)
Effective income tax rate	18.7%	23.0%	21.2%

Compenents of deferred income tax assets and liabilities
Significant components of our deferred income tax assets and liabilities consist of the following at June 30, 2014 and 2013:

	Year Ended June 30,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$15,066	$6,905
Depreciation and amortization	373	485
Accrued expenses	5,112	2,587
Share-based compensation	14,712	11,897
Credit and other carryforwards	146	638
Other	1,369	—
Subtotal	36,778	22,512
Valuation allowance	(6,890)	(4,032)
Total deferred tax assets	29,888	18,480
Deferred tax liabilities:
Depreciation and amortization	(35,639)	(10,965)
IP installment obligation	(16,557)	(19,750)
Other	(1,237)	(248)
Total deferred tax liabilities	(53,433)	(30,963)
Net deferred tax liabilities	$(23,545)	$(12,483)

Summary of reconciliation of the gross beginning and ending amount of unrecognized tax benefits
A reconciliation of the gross beginning and ending amount of unrecognized tax benefits is as follows:

Balance at June 30, 2012	$6,320
Additions based on tax positions related to the current tax year	250
Reductions based on tax positions related to prior tax years	(234)
Reductions due to audit settlements	(654)
Balance at June 30, 2013	$5,682
Additions based on tax positions related to the current tax year	152
Additions based on tax positions related to prior tax years	1,244
Reductions due to lapse of statute of limitations	(334)
Balance at June 30, 2014	$6,744